Note 7 - Stock-Based Compensation (Details) - Nonvested Performance Share Units (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Granted in 2011 [Member] | December 31, 2013 [Member]
Note 7 - Stock-Based Compensation (Details) - Nonvested Performance Share Units [Line Items]
Accrued	$ 7
Maximum aggregate payout	12
Granted in 2012 [Member] | December 31, 2014 [Member]
Note 7 - Stock-Based Compensation (Details) - Nonvested Performance Share Units [Line Items]
Accrued	6
Maximum aggregate payout	18
Granted in 2013 [Member] | December 31, 2015 [Member]
Note 7 - Stock-Based Compensation (Details) - Nonvested Performance Share Units [Line Items]
Accrued	3
Maximum aggregate payout	$ 18